Consolidated Statements of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Number of shares of common stock [Member]	Common stock and additional paid-in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning Balance, Shares at Dec. 31, 2012		756.3
Beginning Balance at Dec. 31, 2012	$ 19,060		$ 29,337	$ (10,423)	$ 146
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,081			5,081
Other comprehensive income (loss), net of tax	(307)				(307)
Dividends	(1,521)			(1,521)
Issuance of common stock in connection with the Company’s equity award programs, Shares		7.4
Issuance of common stock in connection with the Company’s equity award programs	296		296
Stock-based compensation	400		400
Settlement of conversion value of convertible debt in excess of principal	(99)		(99)
Settlement of convertible note hedge	99		99
Settlement of warrants	(100)		(100)
Tax impact related to employee stock-based compensation	(42)		(42)
Repurchases of common stock, Shares		(9.1)
Repurchases of common stock	(771)			(771)
Ending Balance, Shares at Dec. 31, 2013		754.6
Ending Balance at Dec. 31, 2013	22,096		29,891	(7,634)	(161)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,158			5,158
Other comprehensive income (loss), net of tax	153				153
Dividends	(1,995)			(1,995)
Issuance of common stock in connection with the Company’s equity award programs, Shares		6.7
Issuance of common stock in connection with the Company’s equity award programs	186		186
Stock-based compensation	404		404
Tax impact related to employee stock-based compensation	(71)		(71)
Repurchases of common stock, Shares		(0.9)
Repurchases of common stock	$ (153)			(153)
Ending Balance, Shares at Dec. 31, 2014	760.4	760.4
Ending Balance at Dec. 31, 2014	$ 25,778		30,410	(4,624)	(8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	6,939			6,939
Other comprehensive income (loss), net of tax	(472)				(472)
Dividends	(2,548)			(2,548)
Issuance of common stock in connection with the Company’s equity award programs, Shares		5.6
Issuance of common stock in connection with the Company’s equity award programs	82		82
Stock-based compensation	319		319
Tax impact related to employee stock-based compensation	(162)		(162)
Repurchases of common stock, Shares		(12.0)
Repurchases of common stock	$ (1,853)			(1,853)
Ending Balance, Shares at Dec. 31, 2015	754.0	754.0
Ending Balance at Dec. 31, 2015	$ 28,083		$ 30,649	$ (2,086)	$ (480)